Other Assets	12 Months Ended
Dec. 31, 2019
Miscellaneous Current Assets [Abstract]
Other Assets
15	Other Assets

(in thousands)	December 31, 2019	December 31, 2018
Sales tax receivable	€7,536	€8,611
Prepayments on inventories	351	155
Other	1,182	398
Total	€9,069	€9,164

As at December 31, 2019, other assets mainly comprised interest income of k€529 and receivables from withholding taxes of k€310 (as at December 31, 2018, other assets were mainly comprised of interest income of k€270).